Cover Page	Nov. 05, 2019
Cover page.
Document Type	8-K
Document Period End Date	Nov. 05, 2019
Entity Registrant Name	COOPER-STANDARD HOLDINGS INC.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-36127
Entity Tax Identification Number	20-1945088
Entity Address, Address Line One	39550 Orchard Hill Place Drive,
Entity Address, City or Town	Novi
Entity Address, State or Province	MI
Entity Address, Postal Zip Code	48375
City Area Code	248
Local Phone Number	596-5900
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	CPS
Security Exchange Name	NYSE
Entity Emerging Growth Company	false
Entity Central Index Key	0001320461
Amendment Flag	false